Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Usage rights		BRL 918,537	BRL 1,361,940
Fair Value, Estimate Not Practicable, Effective Interest Rate
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Loans and financings	[1]	63,417
Debentures	[1]	5,809
Unconditional purchase obligations	[2]	2,578
Concession fees	[3]	2,379
Usage rights	[4]	919
Pension plan contributions	[5]	1,443
Contractual obligation		76,545
Less Than One Year | Fair Value, Estimate Not Practicable, Effective Interest Rate
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Loans and financings	[1]	15,282
Debentures	[1]	1,622
Unconditional purchase obligations	[2]	1,477
Concession fees	[3]	288
Usage rights	[4]	912
Pension plan contributions	[5]	144
Contractual obligation		19,725
Maturity One to Three Years | Fair Value, Estimate Not Practicable, Effective Interest Rate
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Loans and financings	[1]	24,998
Debentures	[1]	4,170
Unconditional purchase obligations	[2]	758
Concession fees	[3]	306
Usage rights	[4]	7
Pension plan contributions	[5]	433
Contractual obligation		30,672
Maturity Three to five Years [Member] | Fair Value, Estimate Not Practicable, Effective Interest Rate
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Loans and financings	[1]	16,894
Debentures	[1]	17
Unconditional purchase obligations	[2]	343
Concession fees	[3]	348
Pension plan contributions	[5]	289
Contractual obligation		17,891
Maturity over Five Years | Fair Value, Estimate Not Practicable, Effective Interest Rate
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Loans and financings	[1]	6,243
Concession fees	[3]	1,437
Pension plan contributions	[5]	577
Contractual obligation		BRL 8,257

[1]	Includes (1) estimated future payments of interest on our loans and financings, calculated based on interest rates and foreign exchange rates applicable at December 31, 2015 and assuming that all amortization payments and payments at maturity on our loans and financings will be made on their scheduled payment dates, and (2) estimated future cash flows on our derivative obligations, calculated based on interest rates and foreign exchange rates applicable as of December 31, 2015 and assuming that all payments on our derivative obligations will be made on their scheduled payment dates;
[2]	Includes estimated future payments of interest on our debentures, calculated based on interest rates applicable as of December 31, 2015 and assuming that all amortization payments and payments at maturity on our debentures will be made on their scheduled payment dates;
[3]	Consists of (1) obligations in connection with a business process outsourcing agreement, and (2) purchase obligations for network equipment pursuant to binding obligations which include all significant terms, including fixed or minimum quantities to be purchased; fixed, minimum or variable price provisions; and the approximate timing of the transaction;
[4]	Consists of payments due to ANATEL for radio frequency licenses. Includes accrued and unpaid interest as of December 31, 2015; and
[5]	Consists of expected contributions to amortize the actuarial deficit of the BrTPREV plan.